CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Class A Ordinary shares shares	Class B Ordinary shares shares	Ordinary shares Class A Ordinary shares CNY (¥) shares		Ordinary shares Class B Ordinary shares CNY (¥) shares		Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	(Accumulated deficit) Retained earnings CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Non-controlling interests CNY (¥)
Beginning Balance at Dec. 31, 2022	¥ 1,241,503				¥ 0	[1]	¥ 0	[1]	¥ (9,262)	¥ 870,562	¥ 384,896	¥ (3,112)	¥ (1,581)
Ordinary shares issued, Beginning Balance (in shares) at Dec. 31, 2022 | shares					108,100,000		108,000,000
Treasury stock, Beginning Balance (in shares) at Dec. 31, 2022 | shares									(2,372,596)
Net income (loss)	1,297,576										1,297,619		(43)
Dividend to shareholders	(156,674)										(156,674)
Share-based compensation	54,353									54,353
Exercise of share options	1,274								¥ 4,301	(3,027)
Exercise of share options (in shares) | shares									660,950
Vest of Restricted Share Units									¥ 19,956	(19,956)
Vest of Restricted Share Units (in shares) | shares									3,071,438
Repurchase of ordinary shares	(50,438)								¥ (50,438)
Repurchase of ordinary shares (in shares) | shares									(5,329,848)
Fair value changes and foreign currency translation adjustments	(7,133)											(7,077)	(56)
Ending Balance at Dec. 31, 2023	2,380,461				¥ 0	[1]	¥ 0	[1]	¥ (35,443)	901,932	1,525,841	(10,189)	(1,680)
Ordinary shares issued, Ending Balance (in shares) at Dec. 31, 2023 | shares					108,100,000		108,000,000
Treasury stock, Ending Balance (in shares) at Dec. 31, 2023 | shares									(3,970,056)
Net income (loss)	1,056,468										1,056,478		(10)
Dividend to shareholders	(340,905)										(340,905)
Share-based compensation	59,122									59,122
Exercise of share options	169								¥ 1,731	(1,562)
Exercise of share options (in shares) | shares									193,920
Vest of Restricted Share Units									¥ 49,843	(49,843)
Vest of Restricted Share Units (in shares) | shares									5,160,000
Repurchase of ordinary shares	(45,020)								¥ (45,020)
Repurchase of ordinary shares (in shares) | shares									(4,005,680)
Deconsolidation of subsidiaries	20,490											20,490
Fair value changes and foreign currency translation adjustments	(3,171)											(3,202)	31
Ending Balance at Dec. 31, 2024	¥ 3,127,614				¥ 0	[1]	¥ 0	[1]	¥ (28,889)	909,649	2,241,414	7,099	(1,659)
Ordinary shares issued, Ending Balance (in shares) at Dec. 31, 2024 | shares			108,100,000	108,000,000	108,100,000		108,000,000
Treasury stock, Ending Balance (in shares) at Dec. 31, 2024 | shares	(2,621,816)	(2,621,816)							(2,621,816)
Net income (loss)	¥ 1,535,733	$ 219,607									1,535,742		(9)
Dividend to shareholders	(296,368)										(296,368)
Transfer of ordinary shares from shareholders									¥ (226,846)	226,846
Transfer of ordinary shares from shareholders (in shares) | shares									(8,800,000)
Share-based compensation	157,938									157,938
Vest of Restricted Share Units									¥ 163,403	(163,403)
Vest of Restricted Share Units (in shares) | shares									7,840,000
Repurchase of ordinary shares	(97,353)								¥ (97,353)
Repurchase of ordinary shares (in shares) | shares									(3,200,000)
Fair value changes and foreign currency translation adjustments	3,862	552										3,752	(110)
Ending Balance at Dec. 31, 2025	¥ 4,431,426	$ 633,685			¥ 0	[1]	¥ 0	[1]	¥ (189,685)	¥ 1,131,030	¥ 3,480,788	¥ 10,851	¥ (1,558)
Ordinary shares issued, Ending Balance (in shares) at Dec. 31, 2025 | shares			108,100,000	108,000,000	108,100,000		108,000,000
Treasury stock, Ending Balance (in shares) at Dec. 31, 2025 | shares	(6,781,816)	(6,781,816)							(6,781,816)

[1]	The amount less than one thousand is rounded to zero